Putnam
New York
Tax Exempt
Money Market
Fund

SEMIANNUAL REPORT

May 31, 1998

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "Amid ongoing improvement in New York's economic and fiscal situation, the state's municipal money market environment has become more and more positive. Nevertheless, we remain extremely cautious in our securities selection process and continue to seek only those holdings that meet the highest quality standards."

                             --  Brian S. Torpey, manager
                                 Putnam New York Tax Exempt Money Market Fund

   CONTENTS

 4 Report from Putnam Management

 7 Fund performance summary

 9 Portfolio holdings

11 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Demonstrating the perversity that frequently visits the securities markets, Asia's financial woes worked to the benefit of U.S. fixed-income investments throughout the six months ended May 31, 1998. During the period that comprised the first half of Putnam New York Tax Exempt Money Market Fund's fiscal year, assets from all over the world fled to the safety of U.S. bonds.

The inflow bolstered the entire spectrum of fixed-income securities, including New York money market instruments. More significantly, perhaps, the rise in bond prices that drove yields lower obviated the need for the inflation-wary Federal Reserve Board to raise interest rates.

Throughout the period, your fund was able to continue providing competitive returns while maintaining a steady $1.00 per share price. In the following report, Fund Manager Brian Torpey reviews strategy and discusses prospects for the second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
July 15, 1998



Report from the Fund Manager
Brian S. Torpey

New York tax-exempt bond investors were among the beneficiaries of the state's continuing Wall Street boom, surging employment, and falling crime rate during the six months ended May 31, 1998. Within this economic environment during the first half of Putnam New York Tax Exempt Money Market Fund's fiscal year, shares of the fund delivered a competitive total return while maintaining a stable $1.00 share price.

* INVESTORS BENEFIT FROM STRONG NATIONAL, STATE ECONOMIES

Despite concerns about fallout from the Asian financial crisis, the U.S. economy maintained a rather heady pace of expansion during the semiannual period. Indeed, U.S. economic data did not experience significant negative consequences as weaker demand in Asia pushed down worldwide commodities prices and long-term interest rates.

While the economy continues to expand at a rate that in the past would have been considered a harbinger of inflationary pressures, current data show virtually no signs of higher inflation. The inflation rate for 1997 was just 1.4%, and so far the numbers for 1998 seem similarly low. Given such a benign environment, the Federal Reserve Board has kept monetary policy on hold throughout the period. In fact, the Fed has not raised the federal funds rate, the benchmark rate on overnight loans between banks, since March 1997. At that time, policymakers feared the then strong economic demand would result in increased inflation.

The news keeps getting better for New York City. Earlier this spring, several of the city's general obligation bonds were upgraded, a move the market had anticipated for some time. Another tax cut provided additional good news for New York residents. Fiscal conservatism and strong economic policies are expected to provide a fiscal year budget surplus even greater than last year's $1.4 billion.

* MONEY MARKET FUNDS CONTINUE TO ATTRACT CASH

Money market funds continued to receive record inflows over the past six months. Investors are moving assets to more conservative, high-quality investments because of the increased volatility in the stock market, a potential intervention by the Fed, and the Asian crisis. Money market funds are especially attractive now not only because of their liquid, high-quality assets but because of the flat yield curve environment that has resulted in tighter spreads relative to long-term funds.

During the period, derivative products continued to grow in availability as many investors sought to increase their income in today's flat interest-rate environment. However, your fund has always avoided derivatives, preferring to focus exclusively on more conservative tax-exempt money market securities of the highest quality. These may include variable rate demand notes (VRDNs), tax-exempt notes, and municipal commercial paper from large top-quality issuers. VRDNs are instruments that pay variable interest rates that reset daily, weekly, or monthly.

Superior quality thus remains a hallmark of your fund. With the exception of general obligation securities issued by the state of New York, all portfolio holdings are backed by letters of credit or insurance or are U.S. Treasury issues.

Diversification is another key element of your fund's conservative strategy. The Securities and Exchange Commission recently updated its Rule 2a-7 requirements for tax-exempt money market funds, which took effect July 1, 1998. Because Putnam Management has always believed in the prudence of diversification, your fund is already in compliance with these new requirements.

* NEUTRAL DURATION STRUCTURE KEEPS FUND FLEXIBLE FOR WHAT LIES AHEAD

In seeking to position the fund appropriately for the current interest-rate environment and for any changes that may lie ahead, we have continued our strategy of maintaining flexibility. At the end of the period, this meant keeping the fund's average days to maturity neutral relative to the market. This positioning readies the fund to capitalize on the higher tax-exempt security yields that typically become available during the second quarter because of tax-exempt money market fund cash outflows for income tax payments. We also expect to take advantage of new VRDN supply that should become available this summer, when many states conclude their fiscal years and come to market with new municipal issues.



PERFORMANCE COMPARISONS (5/31/98)

                                           Current     After-tax   After-tax
                                           return*      return1     return2
----------------------------------------------------------------------------
Passbook savings account                   2.00%        1.08%        1.13%
----------------------------------------------------------------------------
Taxable money market fund (7-day yield)    5.02         2.71         2.82
----------------------------------------------------------------------------
3-month certificate of deposit             3.99         2.15         2.24
----------------------------------------------------------------------------
Putnam New York Tax Exempt
Money Market Fund (7-day yield)            3.12         3.12         3.12
----------------------------------------------------------------------------

The net asset value of money market mutual funds is uninsured and designed to be fixed, while distributions vary daily. Investment returns will fluctuate. The principal value on passbook savings and on bank CDs is generally insured up to certain limits by state and federal agencies. Unlike stocks, which incur more risk, CDs offer a fixed rate of return. Unlike money market funds, bank CDs may be subject to substantial penalties for early withdrawals.

1After-tax return assumes a combined 46.08% federal, New York state, and New
 York City tax rate.

2After-tax return assumes a combined 43.74% federal and New York state tax rate.

*Sources: BankBoston (passbook savings), Bank Rate Monitor (3-month CDs),
 IBC/Donaghue's Money Fund Report (taxable money market fund compound 7-day yield).

For the time being, it appears that economic strength and low inflation can indeed go hand in hand. With the Fed waiting to see how and if the Asian financial crisis will affect the U.S. economy, short-term interest rates appear to be on hold for now. Should the economy begin to overheat, however, the Fed may be forced to raise rates. Your fund's duration structure and conservative, quality-focused strategy position it well for this environment by providing the flexibility to capture any higher yields that become available.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/98, there is no guarantee the fund will continue to hold these securities in the future. An investment in this fund is neither insured nor guaranteed by the U.S. government, and there is no assurance that a $1.00 share price will be maintained.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam New York Tax Exempt Money Market Fund is designed for investors seeking current income exempt from federal, New York state, and New York City income tax, consistent with capital preservation, stable principal, and liquidity.

TOTAL RETURN FOR PERIODS ENDED 5/31/98

                                       Lipper New York
                                         Tax Exempt
                                      Money Market Fund    Consumer
                              NAV         Average         Price Index
------------------------------------------------------------------------------
6 months                     1.51%         1.49%             0.80%
------------------------------------------------------------------------------
1 year                       3.00          3.06              1.69
------------------------------------------------------------------------------
5 years                     13.80         14.59             12.90
Annual average               2.62          2.76              2.46
------------------------------------------------------------------------------
10 years                    38.80         40.05             38.55
Annual average               3.33          3.43              3.32
------------------------------------------------------------------------------
Life of fund (10/26/87)     42.45         43.25             41.20
Annual average               3.39          3.45              3.31
------------------------------------------------------------------------------

Past performance is no guarantee of future results. Fund performance data do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns will fluctuate. An investment in the fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share. The fund's holdings do not match those in the Lipper Average.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 5/31/98
------------------------------------------------------------------------------
Distributions (number)                6
------------------------------------------------------------------------------
Income                            $0.014949
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current 7-day yield1                3.25%
------------------------------------------------------------------------------
Taxable equivalent (a)2             5.78
------------------------------------------------------------------------------
Taxable equivalent (b)2             6.03
------------------------------------------------------------------------------
Current 30-day yield1               3.03
------------------------------------------------------------------------------
Taxable equivalent (a)2             5.39
------------------------------------------------------------------------------
Taxable equivalent (b)2             5.62
------------------------------------------------------------------------------

1The 7-day and 30-day yields are the two most common gauges for measuring money market mutual fund performance.

2Assumes (a) maximum 43.74% combined federal income tax and New York state personal income tax rate or (b) maximum 46.08% combined federal income tax, New York state and New York City personal income tax rate. Results for investors subject to lower tax rates would not be as advantageous. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

TOTAL RETURN FOR PERIODS ENDED 6/30/98
(most recent calendar quarter)

                                                                          NAV
------------------------------------------------------------------------------
6 months                                                                 1.49%
------------------------------------------------------------------------------
1 year                                                                   3.00
------------------------------------------------------------------------------
5 years                                                                 13.93
Annual average                                                           2.64
------------------------------------------------------------------------------
10 years                                                                38.68
Annual average                                                           3.32
------------------------------------------------------------------------------
Life of fund (10/26/87)                                                 42.82
Annual average                                                           3.39
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.

COMPARATIVE BENCHMARKS

Lipper New York Tax Exempt Money Market Fund Average, used for performance comparison purposes, is an arithmetic average of the total return of all tax-exempt money market mutual funds tracked by Lipper Analytical Services. Lipper is an independent rating organization for the mutual fund industry. Lipper rankings vary for other periods. The fund's holdings do not match those in the Lipper average. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



Portfolio of investments owned
May 31, 1998 (Unaudited)

Key to Abbreviations
AMBAC       -- AMBAC Indemnity Corporation
FGIC        -- Financial Guaranty Insurance Company
G.O. Bonds  -- General Obligation Bonds
LOC         -- Letter of Credit
MBIA        -- Municipal Bond Investors Assurance Corporation
MCP         -- Municipal Commercial Paper
RAN         -- Revenue Anticipation Notes
VRDN        -- Variable Rate Demand Notes



MUNICIPAL BONDS AND NOTES (85.2%) (a)
PRINCIPAL AMOUNT                                                                RATINGS (RAT)           VALUE

New York (76.1%)
-------------------------------------------------------------------------------------------------------------
                       Babylon, Indl. Dev. Agcy. Resource Recvy. Rev. Bonds
                         (Ogden Martin Syst. Babylon Inc.)
       $      495,000    Ser. B, 8 1/2s, 1/1/19                                   Aaa          $      511,666
            1,000,000    Ser. C, 8 1/2s, 1/1/19                                   Aaa               1,033,784
              585,000  Chemung Cnty., G.O. Bonds, MBIA, 4 3/4s, 8/1/98            Aaa                 585,868
            1,000,000  Erie Cnty., G.O. Bonds, Ser. B, 4 1/2s, 10/29/98
                         (Union Bank of Switzerland (LOC))                        MIG1              1,002,709
            4,000,000  Long Island, Pwr. Auth. NY Elec. Syst. VRDN,
                         Ser. 1, 4s, 5/1/33 (Bayerische Landesbank (LOC))         VMIGI             4,000,000
            1,010,000  Metropolitan Trans. Auth. Rev. Bonds (Commuter
                         Fac.), Ser. L, AMBAC, 7 1/2s, 7/1/17                     Aaa               1,033,211
            1,750,000  Monroe Cnty., Indl. Dev. Agcy. VRDN (Columbia
                         Sussex Corp.), 5s, 11/1/14 (Cumberland Fed.
                         S&L (LOC))                                               A-1+              1,750,000
            2,000,000  NY City, RAN, Ser. A, 4 1/2s, 6/30/98 (Morgan
                         Guaranty Trust (LOC))                                    MIG1              2,001,074
            1,700,000  NY City, Hlth. & Hosp. Corp. VRDN (Hlth. Syst.),
                         Ser. A, 3.9s, 2/15/26 (Morgan Guaranty Trust
                         (LOC))                                                   VMIGI             1,700,000
                       NY City, Indl. Dev. Agcy. VRDN
            1,700,000    (Columbia Grammar School), 3.85s, 6/30/14
                         (Chase Manhattan Bank (LOC))                             A-1               1,700,000
            1,500,000    (Stroheim & Romann, Inc.), 3.8s, 12/1/15
                         (Westdeutsche Landesbank Girozentrale (LOC)
                         Germany)                                                 A-1+              1,500,000
            1,800,000    (Heavenly Rest Day Church), 3.85s, 7/1/21
                         (Barclays Bank PLC (LOC))                                VMIGI             1,800,000
            1,000,000  NY State Sr. Lien Rev. Bonds, 5s, 7/1/98                   Aaa               1,000,772
              500,000  NY State Dorm. Auth. Rev. Bonds (Columbia U.),
                         4.6s, 7/1/98                                             AAA                 500,214
              500,000  NY State Hsg. Fin. Agcy. Rev. Bonds (State U.
                         Constr.), Ser. A, 8s, 11/1/06                            Aaa                 518,466
            1,700,000  NY State Hsg. Fin. Agcy. VRDN (Normadie Court I),
                         3.9s, 5/15/15 (Landesbank Hessien (LOC))                 VMIGI             1,700,000
            1,700,000  NY State Local Govt. Assistance Corp. VRDN,
                         Ser. E, 3.9s, 4/1/25 (Canadian Imperial Bank
                         (LOC))                                                   VMIGI             1,700,000
            1,800,000  NY State Med. Care Fac. Fin. Agcy. VRDN (Lenox
                         Hill Hosp.), Ser. A, 3.95s, 11/1/08 (Chase
                         Manhattan Bank) (LOC))                                   VMIGI             1,800,000
            1,700,000  Triborough Bridge & Tunnel Auth. Special Obligation
                         VRDN, FGIC, 3.9s, 1/1/24                                 VMIGI             1,700,000
                                                                                               --------------
                                                                                                   27,537,764

Puerto Rico (9.1%)
-------------------------------------------------------------------------------------------------------------
                       PR, Indl. Med. & Env. Poll. Ctrl. Fac. Fin. Auth. VRDN
            1,300,000    (Higher Ed.), 4.4s, 12/1/15 (Bank of Tokyo
                         Mitsubishi (LOC))                                        VMIGI             1,300,000
            2,000,000    (Reynolds Metal Co.), 3 3/4s, 9/1/13 (ABN
                         AMRO Bank (LOC))                                         A-1+              2,000,892
                                                                                               --------------
                                                                                                    3,300,892
                                                                                               --------------
                       Total Municipal Bonds and Notes (cost $30,838,656)                      $   30,838,656

MUNICIPAL COMMERCIAL PAPER (14.7%) (a)
PRINCIPAL AMOUNT                                                                  RATINGS (RAT)         VALUE
-------------------------------------------------------------------------------------------------------------
       $    1,800,000  New York G.O. MCP 3.8s, 7/23/98                            MIGI         $    1,800,000
            3,500,000  NYC Water and Sewer MCP 3.9s, 7/10/98                      VMIGI             3,500,000
                                                                                               --------------
                       Total Municipal Commercial Paper (cost $5,300,000)                      $    5,300,000
-------------------------------------------------------------------------------------------------------------
                       Total Investments (cost $36,138,656) (b)                                $   36,138,656
-------------------------------------------------------------------------------------------------------------

(a)   Percentages indicated are based on net assets of $36,189,248.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at May 31, 1998 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at May 31, 1998, Securities rated by Putnam are indicated by "/P" and are not publicly rated.

      Moody's Investor Service, Inc. and Standard & Poor's Corp. are the leading independent rating agencies for debt securities. Moody's uses the designation "Moody's Investment Grade", or "MIG", for most short-term municipal obligations, adding a "V" ("VMIG") for bonds with a demand or variable feature; the designation "P" is used for tax exempt commercial paper. Standard & Poor's uses "SP" for notes maturing in three years or less, "A" for bonds with a demand or variable feature.

      Moody's Investor Service, Inc.

      MIGI/VMIGI = Best quality; strong protection of cash flows, superior liquidity and broad access to refinancing

      MIG2/VMIG2 = High quality; ample protection of cash flows, liquidity support and ability to refinance

      AAA = Extremely strong capacity to pay interest and repay principal

      AA = Strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree

      P-1 = Superior capacity for repayment

      P-2 = Strong capacity for repayment

      Standard & Poor's Corp.

      SP-1+ = Very strong capacity to pay principal and interest

      SP-1 = Strong capacity to pay principal and interest

      SP-2 = Satisfactory capacity to pay principal and interest

      A-1+ = Extremely strong degree of safety

      A-1 = Strong degree of safety

      A-2 = Satisfactory capacity for timely repayment

(b)   The aggregate identified cost on a tax basis is the same.

      The rates shown on VRDN's are the current interest rates at May 31, 1998.

      The fund had the following industry group concentrations greater than 10% at May 31, 1998
      (as a percentage of net assets):

               Industrial      21.1%
               Utilities       20.8
               Education       12.5
               Health care     10.9

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
May 31, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at amortized cost (Note 1)                                   $36,138,656
---------------------------------------------------------------------------------------------------
Cash                                                                                         87,845
---------------------------------------------------------------------------------------------------
Interest and other receivables                                                              330,359
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                      235,236
---------------------------------------------------------------------------------------------------
Total assets                                                                             36,792,096

Liabilities
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                        60,284
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                  473,601
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                 43,132
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                    3,958
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                 4,030
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                    885
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       16,958
---------------------------------------------------------------------------------------------------
Total liabilities                                                                           602,848
---------------------------------------------------------------------------------------------------
Net assets                                                                              $36,189,248

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital  (Note 4)                                                               $36,189,248
---------------------------------------------------------------------------------------------------

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share
($36,189,248 divided by 36,189,248 shares)                                                    $1.00
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended May 31, 1998 (Unaudited)

Tax exempt interest income                                                                $707,666
--------------------------------------------------------------------------------------------------
Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                            89,362
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                              42,582
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                            1,924
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             2,044
--------------------------------------------------------------------------------------------------
Registration fees                                                                              367
--------------------------------------------------------------------------------------------------
Auditing                                                                                     8,340
--------------------------------------------------------------------------------------------------
Legal                                                                                        6,727
--------------------------------------------------------------------------------------------------
Other                                                                                          891
--------------------------------------------------------------------------------------------------
Total expenses                                                                             152,237
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (37,314)
--------------------------------------------------------------------------------------------------
Net expenses                                                                               114,923
--------------------------------------------------------------------------------------------------
Net investment income                                                                      592,743
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      $592,743
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                             May 31        November 30
                                                                                               1998*              1997
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   $   592,743        $ 1,238,315
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                        592,743          1,238,315
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income                                                                 (592,743)        (1,238,315)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)                             (7,911,596)         4,645,105
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                  (7,911,596)         4,645,105

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                      44,100,844         39,455,739
----------------------------------------------------------------------------------------------------------------------
End of period                                                                           $36,189,248        $44,100,844
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)


------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                     ended
Per-share                           May 31
operating performance           (Unaudited)                                  Year ended November 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of year                  $1.00            $1.00            $1.00            $1.00            $1.00            $1.00
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income              .0150            .0287            .0289            .0318            .0188            .0165
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                   --               --               --               --               --            .0001
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              .0150            .0287            .0289            .0318            .0188            .0166
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                 (.0150)          (.0287)          (.0289)          (.0318)          (.0188)          (.0165)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --               --               --               --               --           (.0001)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions               (.0150)          (.0287)          (.0289)          (.0318)          (.0188)          (.0166)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of year                        $1.00            $1.00            $1.00            $1.00            $1.00            $1.00
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           1.51             2.91             2.93             3.23             1.90             1.67
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year
(in thousands)                   $36,189          $44,101          $39,456          $38,873          $44,815          $50,473
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .38              .83              .88              .91              .77              .91
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           1.49             2.92             2.75             3.18             1.86             1.69
------------------------------------------------------------------------------------------------------------------------------------

(a) Total investment return assumes dividend reinvestments.

(b) The ratio of expenses to average net assets for the period ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).




Notes to financial statements
May 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam New York Tax Exempt Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a nondiversified, open-end management investment company. The fund seeks as high a level of current income exempt from Federal, New York State and New York City personal income taxes as Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes is consistent with maintenance of liquidity and stability of principal. The fund invests primarily in a nondiversified portfolio of short-term New York tax exempt securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation The valuation of the fund's portfolio instruments is determined by means of the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

C) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At November 30, 1997, the fund had a capital loss carryover of approximately $6,600 available to offset future capital gains, if any, which will expire on November 30, 2002.

D) Interest income and distributions to shareholders Interest is recorded on the accrual basis. Income dividends (and distributions of realized gains, if any) are recorded daily by the fund and are distributed monthly to the shareholders.

E) Amortization of bond premium Premiums from purchases of short-term investments are amortized using the straight-line method.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.45% of the first $500 million of average net assets, 0.35% of the next $500 million, 0.30% of the next $500 million, 0.25% of the next $5 billion, 0.225% of the next $5 billion, 0.205% of the next $5 billion, 0.19% of the next $5 billion, and 0.18% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended May 31, 1998, fund expenses were reduced by $37,314 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $150 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Putnam Mutual Funds Corp., acting as underwriter receives proceeds from contingent deferred sales charges that apply to certain shares that have been exchanged from other Putnam funds. Putnam Mutual Funds received no monies in contingent deferred sales charges from such redemptions.

Note 3
Purchase and sales of securities

During the six months ended May 31, 1998, purchases and sales (including maturities) of investment securities (all short-term obligations) aggregated $235,600,837 and $243,405,000, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At May 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital at a constant net asset value of $1.00 per share were as follows:

                                       Six months ended
                                         May 31, 1998
------------------------------------------------------------
Shares sold                                       15,792,366
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        570,407
------------------------------------------------------------
                                                  16,362,773

Shares
repurchased                                      (24,274,369)
------------------------------------------------------------
Net decrease                                      (7,911,596)
------------------------------------------------------------

                                           Year ended
                                        November 30, 1997
------------------------------------------------------------
Shares sold                                      189,482,229
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      1,134,378
------------------------------------------------------------
                                                 190,616,607

Shares
repurchased                                     (185,971,502)
------------------------------------------------------------
Net increase                                       4,645,105
------------------------------------------------------------



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Strategic Income Fund *

High Quality Bond Fund +

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Money Market Fund **

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

*Formerly Putnam Diversified Income Trust II

+Formerly Putnam Federal Income Trust

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.

Contact Putnam for details.

[SECTION MARK] Not available in all states.

**An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

  Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

William J. Curtin
Vice President

Jerome J. Jacobs
Vice President

Brian S. Torpey
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam New York Tax Exempt Money Market Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

SA056-43775 063     7/98